4. Financing Receivables (Details-Pennsylvania loans) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Funded to borrower	$ 4,045	$ 3,604	$ 4,580
Estimated collateral values	5,395	6,124
Unearned loan fee	(567)	(708)
SF Loan	1,500	1,500
BMH Lots and land for phases 3, 4, and 5
Term	Demand
Interest rate	COF +2% (7% Floor)
Funded to borrower	0
Estimated collateral values	1,041
Lot 5 Hamlets
Term	Demand
Interest rate	COF +2% (7% Floor)
Funded to borrower	142
Estimated collateral values	180
BMH Interest Escrow
Term	Demand	Demand
Interest rate	COF +2% (7% Floor)	COF +2% (7% Floor)
Funded to borrower	450	450
Estimated collateral values	255	329
BMH Loan Fee
Term	Demand	Demand
Interest rate	COF +2% (7% Floor)	COF +2% (7% Floor)
Funded to borrower	750	750
Estimated collateral values	0	0
Excess Paydown
Term	Demand
Interest rate	COF +2% (7% Floor)
Funded to borrower	(394)
Estimated collateral values	0
Whispering Pines
Term	Demand
Interest rate	COF +2% (7% Floor)
Funded to borrower	138
Estimated collateral values	120
Lot 5 Tuscany
Term	Demand
Interest rate	COF +2% (7% Floor)
Funded to borrower	37
Estimated collateral values	0
Total BMH Loan
Term	Demand	Demand
Interest rate	COF +2% (7% Floor)	COF +2% (7% Floor)
Funded to borrower	1,123	1,095
Estimated collateral values	1,596	2,385
New IMA Loan (loan fee)
Term	Demand
Interest rate	COF +2% (7% Floor)
Funded to borrower	250
Estimated collateral values	0
New IMA Loan (advances)
Term	Demand
Interest rate	COF +2% (7% Floor)
Funded to borrower	1,479
Estimated collateral values	0
Existing IMA Loan
Term	Demand	Demand
Interest rate	7%	7%
Funded to borrower	1,687	1,687
Estimated collateral values	2,299	1,910
Total IMA Loans
Funded to borrower	3,416
Estimated collateral values	1,906
Total BMH Loan
Term		Demand
Interest rate		COF +2% (7% Floor)
Funded to borrower		2,295
Estimated collateral values		2,714
New IMA Loan Loan Fee
Term		Demand
Interest rate		COF +2% (7% Floor)
Funded to borrower		250
Estimated collateral values		0
New IMA Loan Loan Advances
Term		Demand
Interest rate		COF +2% (7% Floor)
Funded to borrower		80
Estimated collateral values		0
Total IMA Loans
Funded to borrower		2,017
Estimated collateral values		$ 1,910